Revenue and Receivables - Summary of Accounts Receivable, Allowance for Credit Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for Credit Loss [Abstract]
Beginning balance	$ (635)	$ (116)
Provision for credit losses	(407)	(794)
Write-offs	97	275
Ending balance	$ (945)	$ (635)